LONG-TERM LIABILITIES - LOANS AND OTHER (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Feb. 21, 2006	Dec. 31, 2012 Line of Credit [Member]	May 31, 2010 Banks [Member]	May 31, 2010 Shareholders [Member]	May 31, 2010 Mivtach [Member]
Debt Instrument [Line Items]
Interest rate over LIBOR				2.00%
Amount of debt extinguished	$ 675				$ 2,400
Total debt, amount maturing in 5 years		1,000			1,000
Total debt, amount maturing in 10 years		600			600
Debt instrument, face amount			$ 3,000			$ 100	$ 850
Debt instrument, number of installments						3	20